Reorganization in 2011 (Details 2) (USD $) In Thousands, unless otherwise specified	7 Months Ended	12 Months Ended			12 Months Ended		7 Months Ended	12 Months Ended	5 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	May 25, 2011	Dec. 31, 2013 Minimum item	Dec. 31, 2013 Maximum item	Dec. 31, 2011 Supplemental pro forma	Dec. 31, 2011 Supplemental pro forma	May 25, 2011 Predecessor Registrant	May 05, 2011 Predecessor Registrant
Supplementary Pro Forma Information (Unaudited)
Revenues	$ 70,321	$ 132,856	$ 133,173				$ 70,321	$ 120,585	$ 50,674
Net loss	(18,882)	(2,003)	41,216				(18,882)	(12,027)	(28,763)
Recapitalization transaction expenses									28,766
Acquisition-related costs							47,013
Cost of issuing the Senior Secured Notes capitalized within other assets										18,247
Recognized amounts of identifiable assets acquired and liabilities assumed:
Satellite and equipment				341,645
Intangible assets				86,835
Concessions				41,740
Deferred financing cost				18,247
Financial assets, net of financial liabilities				56,159
Deferred income taxes				(10,346)
Deferred revenue				(35,956)
First Priority Old Notes				(238,237)
Assets held for sale, net				19,058
Total identifiable net assets				279,145
Non-controlling interest				(3,486)
Bargain purchase				(94,488)
Fair value of total consideration transferred				$ 181,171
Fair value measurement discount rate (as a percent)		12.30%
Financial multiplier					5	6